SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Leased properties under operating lease	$ 293,991	$ 337,084
Less: accumulated amortization	(174,935)	(109,481)
Right-of-use assets	$ 119,056	$ 227,603